Equity Investments (Tables)	12 Months Ended
Dec. 31, 2017
Equity Investments
Condensed financial information of equity method investments

The Group summaries the condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X (in thousands):

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Operating data:
Revenues	67,752	103,038	171,335	26,334
Gross profit	36,245	63,135	101,424	15,589
Net (loss)/income	(69,290)	(22,888)	2,562	394
PNM’s share of net (loss)/income, including impairments	(41,861)	(1,776)	6,796	1,045

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Balance sheet data:
Current assets	58,883	161,295	24,791
Non-current assets	17,479	23,066	3,545
Current liabilities	103,590	204,697	31,461